Cover	Sep. 15, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2021
Entity File Number	001-37487
Entity Registrant Name	Aethlon Medical, Inc.
Entity Central Index Key	0000882291
Entity Tax Identification Number	13-3632859
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11555 Sorrento Valley Road
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	459-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AEMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9635 Granite Ridge Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA